Loans and financing (Details 3) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Nominal value of loan	R$ 4,969,825
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	1,264,968
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	1,282,496
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	202,506
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	698,866
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	698,866
Later Than Eight Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	659,624
Later Than Nine Years And Not Later Than Ten Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	55,714
Later Than Ten Years And Not Later Than Eleven Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	55,714
Later Than Eleven Years And Not Later Than Twelve Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	R$ 51,071